Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statutory Reserves [Line Items]
Exchange rate	6.8972
Impairment of finite lived intangible assets acquired from business combination			¥ 56,778,000
Impairment Losses on long-term investments	¥ 10,300,000	$ 1,493	7,000,000	¥ 0
Revenue recognized that was included in the deferred revenue balance at the beginning of the year	941,246,000		854,342,000
The aggregate amount of transaction price allocated to unsatisfied performance obligations	1,021,000,000
Revenue Recognized	1,013,400,000
Advertising expenses	1,479,000,000		1,393,300,000	1,122,100,000
Employee benefit expenses	¥ 322,168,000		¥ 222,690,000	¥ 68,002,000
China Company Law [Member]
Statutory Reserves [Line Items]
Statutory surplus fund reached capital rate	50.00%
China Company Law [Member] | Minimum [Member]
Statutory Reserves [Line Items]
Statutory reserve appropriation	10.00%	10.00%
China Foreign Investment Enterprises Law [Member]
Statutory Reserves [Line Items]
General reserve reached capital rate	50.00%
China Foreign Investment Enterprises Law [Member] | Minimum [Member]
Statutory Reserves [Line Items]
General reserve appropriation	10.00%	10.00%